Putnam Income Fund
The fund's portfolio
7/31/23 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (65.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (15.4%)
Government National Mortgage Association (ICE LIBOR USD 12 Month + 1.45%), 3.469%, 12/20/68	$1,037,035	$1,044,279
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	81,293	83,029
6.00%, 8/20/53	557,000	564,709
6.00%, 8/20/53	345,000	351,608
6.00%, TBA, 8/1/53	2,000,000	2,010,182
6.00%, 3/20/53(FWC)	273,968	277,839
6.00%, 3/20/53(FWC)	273,860	277,593
6.00%, 3/20/53(FWC)	149,355	150,737
6.00%, 3/20/53(FWC)	522,407	528,351
6.00%, 3/20/53(FWC)	298,821	302,894
6.00%, 3/20/53(FWC)	273,567	278,748
6.00%, 3/20/53(FWC)	870,967	887,466
6.00%, 3/20/53(FWC)	273,774	278,212
6.00%, 3/20/53(FWC)	298,859	302,278
6.00%, 2/20/53(FWC)	323,100	329,221
6.00%, with due dates from 12/20/48 to 4/20/49	304,392	312,685
5.50%, TBA, 8/1/53	1,000,000	994,089
5.50%, 7/20/53(FWC)	1,500,000	1,510,314
5.50%, 7/20/53(FWC)	44,000	43,904
5.50%, 7/20/53(FWC)	38,000	38,024
5.50%, 7/20/53(FWC)	81,000	80,924
5.50%, 6/20/53(FWC)	110,894	110,790
5.50%, 6/20/53(FWC)	99,904	100,201
5.50%, 6/20/53(FWC)	257,617	257,960
5.50%, 6/20/53(FWC)	29,970	30,148
5.50%, 6/20/53(FWC)	32,966	33,089
5.50%, 6/20/53(FWC)	332,523	331,795
5.50%, 6/20/53(FWC)	30,969	30,940
5.50%, 6/20/53(FWC)	38,961	38,876
5.50%, 6/20/53(FWC)	41,957	42,115
5.50%, 6/20/53(FWC)	41,955	41,916
5.50%, 4/20/53(FWC)	74,671	75,114
5.50%, 4/20/53(FWC)	149,542	150,430
5.50%, 4/20/53(FWC)	273,734	273,135
5.50%, 3/20/53(FWC)	174,250	174,522
5.50%, 3/20/53(FWC)	74,547	74,990
5.50%, 3/20/53(FWC)	99,594	100,186
5.50%, with due dates from 1/20/49 to 5/20/49	1,461,697	1,479,514
5.00%, with due dates from 6/15/40 to 3/20/50	5,414,543	5,388,171
4.70%, with due dates from 6/20/65 to 8/20/67	599,505	586,862
4.655%, 9/20/65	200,313	197,501
4.651%, 5/20/65	134,654	132,219
4.64%, 6/20/67	417,165	407,043
4.596%, 6/20/65	4,665	4,565
4.547%, 5/20/65	28,833	28,204
4.546%, 3/20/67	678,571	660,925
4.50%, TBA, 8/1/53	106,000,000	101,982,187
4.50%, 7/20/52	755,289	734,492
4.50%, with due dates from 5/20/44 to 1/20/50	3,158,519	3,070,838
4.438%, 6/20/65	21,852	21,274
4.425%, 5/20/65	485,115	473,404
4.417%, 8/20/65	26,076	25,395
4.372%, 5/20/67	246,345	239,058
4.361%, 5/20/65	27,244	26,688
4.28%, 6/20/65	16,857	16,397
4.00%, TBA, 8/1/53	50,000,000	47,104,110
4.00%, with due dates from 2/20/48 to 3/20/50	3,530,165	3,356,991
3.50%, TBA, 8/1/53	6,000,000	5,516,390
3.50%, 3/20/50(FWC)	989,890	914,786
3.50%, 3/20/50(FWC)	1,018,864	941,562
3.50%, 11/20/49(FWC)	243,161	224,712
3.50%, 10/20/49(FWC)	147,968	136,926
3.50%, 10/20/49(FWC)	346,482	320,629
3.50%, 10/20/49(FWC)	480,608	444,745
3.50%, 9/20/49(FWC)	1,659,663	1,535,818
3.50%, 8/20/49(FWC)	208,497	192,938
3.50%, with due dates from 11/15/42 to 3/20/50	13,799,201	12,818,305
3.00%, TBA, 8/1/53	15,000,000	13,351,525
3.00%, with due dates from 3/20/43 to 2/20/50	2,658,182	2,369,607

		217,217,074
U.S. Government Agency Mortgage Obligations (49.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 7/1/52	1,120,720	1,101,722
4.50%, with due dates from 7/1/44 to 11/1/49	510,969	502,811
4.00%, with due dates from 12/1/44 to 7/1/49	2,889,725	2,767,694
3.50%, with due dates from 4/1/42 to 11/1/47	2,952,646	2,725,065
3.00%, 10/1/46	1,269,011	1,134,666
2.50%, with due dates from 4/1/43 to 1/1/52	3,507,540	2,990,098
2.00%, with due dates from 2/1/51 to 5/1/51	1,757,870	1,431,382
Federal National Mortgage Association Pass-Through Certificates
6.00%, 4/1/53(FWC)	797,513	813,802
6.00%, with due dates from 2/1/36 to 5/1/41	1,312,629	1,350,166
5.50%, 7/1/53(FWC)	1,998,600	2,006,405
5.50%, with due dates from 1/1/33 to 2/1/35	198,303	200,365
5.00%, 9/1/52	3,772,297	3,697,920
5.00%, 7/1/52	890,233	872,680
5.00%, 7/1/52	945,693	926,751
5.00%, 7/1/52	983,242	963,856
5.00%, with due dates from 3/1/40 to 8/1/49	2,397,482	2,383,220
4.50%, with due dates from 7/1/44 to 11/1/49	2,500,457	2,446,981
4.00%, 1/1/57	3,408,824	3,205,052
4.00%, with due dates from 8/1/44 to 11/1/49	3,360,603	3,212,062
3.50%, 9/1/57	5,909,932	5,359,361
3.50%, with due dates from 5/1/56 to 6/1/56	2,748,793	2,504,741
3.50%, with due dates from 5/1/42 to 5/1/52	9,822,120	9,045,076
3.50%, 6/1/31	213,622	205,502
3.00%, with due dates from 9/1/42 to 3/1/47	9,160,466	8,214,797
2.50%, with due dates from 12/1/47 to 2/1/52	5,642,726	4,826,544
2.00%, with due dates from 2/1/51 to 2/1/52	2,212,150	1,802,666
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/53	101,000,000	101,647,026
5.50%, TBA, 8/1/53	135,000,000	134,103,519
5.00%, TBA, 8/1/53	31,000,000	30,295,233
4.50%, TBA, 8/1/53	4,000,000	3,831,094
4.00%, TBA, 8/1/53	23,000,000	21,482,538
3.50%, TBA, 8/1/53	58,000,000	52,576,095
3.00%, TBA, 8/1/53	38,000,000	33,273,750
2.50%, TBA, 8/1/53	192,000,000	161,880,000
2.00%, TBA, 8/1/53	118,000,000	95,542,665

		701,323,305

Total U.S. government and agency mortgage obligations (cost $932,170,834)		$918,540,379

MORTGAGE-BACKED SECURITIES (31.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (8.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.79%), 4.94%, 4/15/37	$250,669	$287,318
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	816,877	88,223
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	277,645	16,205
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.86%), 4.313%, 3/15/35	183,251	181,210
REMICs Ser. 5184, Class IO, IO, 4.00%, 1/25/52	2,641,262	521,966
REMICs Ser. 5168, Class CI, IO, 4.00%, 11/25/51	3,288,885	627,593
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	3,759,358	688,328
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	2,832,395	525,373
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,530,071	379,443
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,986,964	237,860
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	4,814,907	326,264
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	1,909,843	186,539
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	2,429,553	101,815
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 1.018%, 12/15/47	10,947,124	1,179,785
REMICs IFB Ser. 4461, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 1.018%, 4/15/45	9,730,121	984,323
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 6.10%), 0.918%, 8/15/56	14,679,198	1,729,356
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.10%), 0.918%, 7/15/42	5,582,920	495,025
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.868%, 6/15/42	7,117,385	292,671
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.49%), 0.417%, 2/25/49	28,794,731	1,727,683
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	3,896	3,077
REMICs Ser. 3391, PO, zero %, 4/15/37	39,047	32,082
REMICs Ser. 3210, PO, zero %, 5/15/36	1,619	1,572
REMICs FRB Ser. 3117, Class AF, zero %, 2/15/36	8,351	6,804
Federal National Mortgage Association
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	9,613,271	1,478,338
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	3,902,277	732,875
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	8,291,743	1,397,325
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	13,803,398	2,457,143
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	2,461,402	464,289
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	1,100,539	170,841
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	2,221,401	126,611
REMICs Ser. 21-84, Class KI, IO, 3.00%, 12/25/51	3,761,583	606,454
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	1,199,618	150,755
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,209,811	282,655
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	1,927,962	143,609
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	806,330	28,250
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	766,189	14,962
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	24,973	20
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	26,719,349	4,306,358
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 1.017%, 6/25/48	17,185,575	1,772,177
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.20%), 1.017%, 5/25/48	8,591,781	885,984
REMICs IFB Ser. 18-1, Class MS, IO, ((-1 x US 30 Day Average SOFR) + 6.15%), 0.967%, 2/25/48	5,276,614	544,125
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.10%), 0.917%, 2/25/49	15,104,077	1,020,130
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.10%), 0.917%, 1/25/49	3,168,554	203,747
REMICs IFB Ser. 14-83, Class SX, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.917%, 12/25/44	7,536,803	731,831
REMICs IFB Ser. 17-33, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.917%, 5/25/39	3,165,742	235,215
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.867%, 3/25/50	28,813,061	2,957,949
REMICs IFB Ser. 19-59, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.867%, 10/25/49	10,340,807	956,291
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.05%), 0.867%, 3/25/46	19,888,952	1,930,006
REMICs FRB Ser. 19-74, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.817%, 12/25/49	23,507,647	2,284,473
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.817%, 11/25/49	7,312,280	1,019,880
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.817%, 10/25/49	19,416,257	2,042,204
REMICs Ser. 03-34, PO, zero %, 4/25/43	64,136	52,707
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	39,931	33,113
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	3,910	3,094
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	3,319,569	439,079
Ser. 14-180, IO, 5.00%, 12/20/44	7,036,805	1,359,793
Ser. 14-76, IO, 5.00%, 5/20/44	1,854,719	367,164
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	572,423	116,911
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,154,361	1,055,047
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	2,419,829	477,625
Ser. 19-83, IO, 4.50%, 6/20/49	9,249,728	1,722,761
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	10,253,593	1,985,675
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	811,315	140,509
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	791,283	20,059
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	17,296,709	3,087,838
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	4,984,804	775,934
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	6,732,839	1,238,842
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,882,062	310,829
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,810,192	306,831
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	13,311,277	2,201,020
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	3,734,192	640,339
Ser. 19-151, Class NI, IO, 3.50%, 10/20/49	17,058,678	2,628,393
Ser. 12-136, IO, 3.50%, 11/20/42	6,036,501	807,399
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	7,656,130	1,222,963
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,115,336	48,104
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,969,568	120,758
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	2,857,219	138,282
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	4,687,871	700,717
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	1,050,252	40,960
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	1,048,294	40,779
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	2,053,195	85,823
IFB Ser. 23-66, Class PS, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.704%, 5/20/53	3,381,732	3,306,293
Ser. 20-151, Class MI, IO, 2.50%, 10/20/50	29,680,457	3,941,862
Ser. 16-H11, Class HI, IO, 2.082%, 1/20/66(WAC)	17,884,216	571,782
Ser. 17-H23, Class BI, IO, 1.857%, 11/20/67(WAC)	11,799,504	551,037
Ser. 15-H12, Class AI, IO, 1.831%, 5/20/65(WAC)	15,651,120	499,271
Ser. 15-H20, Class AI, IO, 1.806%, 8/20/65(WAC)	15,377,306	572,036
Ser. 15-H12, Class GI, IO, 1.806%, 5/20/65(WAC)	19,247,773	806,482
Ser. 15-H10, Class CI, IO, 1.785%, 4/20/65(WAC)	16,989,614	682,982
Ser. 15-H12, Class EI, IO, 1.67%, 4/20/65(WAC)	15,810,101	548,611
Ser. 15-H25, Class AI, IO, 1.577%, 9/20/65(WAC)	13,351,505	392,534
Ser. 15-H17, Class CI, IO, 1.526%, 6/20/65(WAC)	7,143,814	112,344
Ser. 15-H01, Class CI, IO, 1.526%, 12/20/64(WAC)	6,631,417	130,706
Ser. 17-H18, Class CI, IO, 1.517%, 9/20/67(WAC)	7,939,204	569,785
Ser. 14-H11, Class GI, IO, 1.492%, 6/20/64(WAC)	26,695,583	829,592
IFB Ser. 10-9, Class YD, IO, ((-1 x CME Term SOFR 1 Month) + 6.80%), 1.464%, 1/16/40	6,497,809	777,606
Ser. 10-H19, Class GI, IO, 1.424%, 8/20/60(WAC)	9,744,710	301,473
IFB Ser. 20-142, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.30%), 0.931%, 9/20/50	28,747,043	3,383,699
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.30%), 0.931%, 8/20/50	5,142,264	613,614
IFB Ser. 14-131, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.20%), 0.864%, 9/16/44	9,123,024	1,178,539
IFB Ser. 20-98, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.20%), 0.831%, 7/20/50	27,637,673	2,937,459
IFB Ser. 12-149, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.20%), 0.831%, 12/20/42	8,530,821	697,479
IFB Ser. 19-123, Class SL, IO, ((-1 x CME Term SOFR 1 Month) + 6.15%), 0.781%, 10/20/49	14,766,961	1,173,115
IFB Ser. 18-168, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.15%), 0.781%, 12/20/48	17,723,295	1,691,363
IFB Ser. 18-148, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.764%, 2/16/46	10,820,366	956,307
IFB Ser. 20-32, Class GS, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 3/20/50	14,748,266	1,498,643
IFB Ser. 20-11, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 1/20/50	31,678,999	2,786,801
IFB Ser. 19-83, Class JS, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 7/20/49	10,891,154	965,283
IFB Ser. 19-83, Class SW, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 7/20/49	15,525,133	1,456,102
IFB Ser. 19-65, Class BS, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 5/20/49	7,008,496	587,803
IFB Ser. 19-20, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 2/20/49	14,973,730	1,414,540
IFB Ser. 18-155, Class SE, IO, ((-1 x CME Term SOFR 1 Month) + 6.10%), 0.731%, 11/20/48	7,925,213	726,075
IFB Ser. 19-119, Class KS, IO, ((-1 x CME Term SOFR 1 Month) + 6.05%), 0.714%, 9/16/49	19,080,429	2,392,705
IFB Ser. 20-55, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.05%), 0.681%, 4/20/50	40,648,623	3,431,150
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.05%), 0.681%, 10/20/49	3,994,816	501,258
IFB Ser. 20-34, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.05%), 0.681%, 10/20/49	15,965,393	1,453,093
IFB Ser. 19-108, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.05%), 0.681%, 8/20/49	11,532,174	1,093,666
IFB Ser. 19-44, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.05%), 0.681%, 4/20/49	8,862,173	573,383
IFB Ser. 19-30, Class SH, IO, ((-1 x CME Term SOFR 1 Month) + 6.05%), 0.681%, 3/20/49	13,214,234	1,138,138
FRB Ser. 20-47, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.00%), 0.631%, 2/20/49	35,978,920	2,853,128
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.00%), 0.631%, 10/20/49	2,825,825	373,252
Ser. 18-H17, Class GI, IO, 0.548%, 10/20/68(WAC)	15,944,491	624,846
IFB Ser. 10-31, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.75%), 0.381%, 3/20/40	9,583,814	692,239
Ser. 17-H12, Class QI, IO, 0.18%, 5/20/67(WAC)	10,929,540	360,314
FRB Ser. 15-H16, Class XI, IO, 0.176%, 7/20/65(WAC)	12,657,830	602,512
Ser. 16-H24, Class JI, IO, 0.082%, 11/20/66(WAC)	9,380,723	447,622
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65(WAC)	11,853,343	390,971
Ser. 18-H02, Class EI, IO, 0.05%, 1/20/68(WAC)	9,188,247	478,076
Ser. 15-H25, Class CI, IO, 0.042%, 10/20/65(WAC)	11,731,892	405,923
Ser. 18-H05, Class AI, IO, 0.036%, 2/20/68(WAC)	12,297,208	601,411
Ser. 16-H23, Class NI, IO, 0.027%, 10/20/66(WAC)	22,373,648	856,911
Ser. 15-H04, Class AI, IO, 0.023%, 12/20/64(WAC)	15,800,121	430,407
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67(WAC)	10,490,228	297,922
Ser. 17-H08, Class NI, IO, 0.019%, 3/20/67(WAC)	7,788,169	243,769
Ser. 20-H02, Class GI, IO, zero %, 1/20/70(WAC)	20,842,881	1,001,562
Ser. 19-H14, Class IB, IO, zero %, 8/20/69(WAC)	16,045,132	725,148
Ser. 19-H02, Class DI, IO, zero %, 11/20/68(WAC)	13,666,185	635,781
IFB Ser. 11-70, Class YI, IO, ((-1 x CME Term SOFR 1 Month) + 5.00%), zero %, 12/20/40	3,543,220	8,361

		121,009,126
Commercial mortgage-backed securities (14.6%)
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.536%, 6/15/36	467,030	452,990
AREIT CRE Trust 144A FRB Ser. 20-CRE4, Class D, 8.372%, 4/15/37	5,659,000	5,312,669
Banc of America Commercial Mortgage Trust
FRB Ser. 16-UB10, Class C, 4.826%, 7/15/49(WAC)	167,000	144,354
FRB Ser. 15-UBS7, Class B, 4.338%, 9/15/48(WAC)	4,306,000	3,864,120
FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	133,828	126
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.22%, 3/15/63(WAC)	39,924,443	2,234,535
FRB Ser. 18-BN13, Class XA, IO, 0.436%, 8/15/61(WAC)	174,876,546	3,344,636
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.601%, 11/15/52(WAC)	4,179,000	2,168,262
Ser. 19-C5, Class D, 2.50%, 11/15/52	528,000	319,225
BDS Ltd. 144A FRB Ser. 21-FL8, Class A, 6.264%, 1/18/36 (Cayman Islands)	192,294	189,410
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.694%, 12/16/36 (Cayman Islands)	1,387,000	1,366,195
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.414%, 11/16/38 (Cayman Islands)	306,000	297,107
CD Commercial Mortgage Trust FRB Ser. 17-CD6, Class C, 4.231%, 11/13/50(WAC)	3,594,000	2,852,223
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	416,000	195,371
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	333,800	298,183
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	175,000	143,500
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.16%, 12/10/49(WAC)	1,631,000	1,434,254
FRB Ser. 14-GC19, Class XA, IO, 1.088%, 3/11/47(WAC)	57,418,690	93,592
FRB Ser. 13-GC17, Class XA, IO, 0.869%, 11/10/46(WAC)	18,053,925	181
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.301%, 5/15/45(WAC)	215,000	188,910
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	2,075,837	1,912,398
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	300,000	265,544
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)	2,758,000	2,618,032
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	273,582	273,002
FRB Ser. 18-COR3, Class C, 4.559%, 5/10/51(WAC)	6,172,000	4,212,299
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,189,811
FRB Ser. 14-UBS6, Class C, 4.434%, 12/10/47(WAC)	591,000	488,348
FRB Ser. 14-UBS4, Class XA, IO, 1.084%, 8/10/47(WAC)	26,676,023	144,763
FRB Ser. 14-LC15, Class XA, IO, 1.039%, 4/10/47(WAC)	57,719,974	178,932
FRB Ser. 14-CR19, Class XA, IO, 0.926%, 8/10/47(WAC)	19,189,483	110,631
FRB Ser. 15-CR23, Class XA, IO, 0.856%, 5/10/48(WAC)	27,452,841	288,417
FRB Ser. 13-LC13, Class XA, IO, 0.791%, 8/10/46(WAC)	6,858,741	69
FRB Ser. 14-LC17, Class XA, IO, 0.657%, 10/10/47(WAC)	15,296,689	78,472
FRB Ser. 19-GC44, Class XA, IO, 0.635%, 8/15/57(WAC)	89,401,773	2,353,859
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.301%, 5/15/45(WAC)	1,651,000	1,091,787
FRB Ser. 13-LC13, Class D, 5.218%, 8/10/46(WAC)	720,000	695,603
FRB Ser. 13-CR13, Class E, 4.872%, 11/10/46(WAC)	1,524,000	823,103
FRB Ser. 14-CR17, Class D, 4.844%, 5/10/47(WAC)	233,000	205,434
FRB Ser. 14-CR19, Class D, 4.697%, 8/10/47(WAC)	1,540,000	1,348,378
FRB Ser. 14-CR14, Class D, 4.585%, 2/10/47(WAC)	2,864,000	2,179,656
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	623,162
FRB Ser. 13-CR6, Class D, 3.859%, 3/10/46(WAC)	1,683,000	1,194,933
Ser. 13-LC6, Class E, 3.50%, 1/10/46	2,370,000	1,871,660
Ser. 15-LC19, Class D, 2.867%, 2/10/48	4,252,000	3,664,743
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.816%, 2/15/41(WAC)	9,821,289	2,676,939
FRB Ser. 07-C2, Class AX, IO, 0.013%, 1/15/49(WAC)	6,131,637	61
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.251%, 4/15/50(WAC)	3,954,000	3,030,581
FRB Ser. 19-C17, Class XA, IO, 1.346%, 9/15/52(WAC)	59,515,774	3,325,712
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.751%, 4/15/50(WAC)	219,000	131,922
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.681%, 12/15/49(WAC)	97,921,303	1,664,172
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.359%, 8/10/44(WAC)	5,291,733	4,643,045
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.069%, 11/25/51	478,000	448,644
FREMF Mortgage Trust 144A FRB Ser. 18-KF43, Class B, (ICE LIBOR USD 1 Month + 2.15%), 7.368%, 1/25/28	2,579,818	2,374,638
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	8,551,438	8,193,829
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.056%, 1/10/47(WAC)	5,144,000	2,829,200
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	3,264,000	2,677,639
FRB Ser. 14-GC18, Class XA, IO, 1.013%, 1/10/47(WAC)	34,324,728	41,190
FRB Ser. 14-GC22, Class XA, IO, 0.932%, 6/10/47(WAC)	64,151,155	247,546
FRB Ser. 14-GC26, Class XA, IO, 0.911%, 11/10/47(WAC)	32,527,113	274,090
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.109%, 11/15/45(WAC)	4,101,000	3,917,386
FRB Ser. 13-C12, Class C, 3.973%, 7/15/45(WAC)	313,779	281,064
FRB Ser. 14-C25, Class XA, IO, 0.803%, 11/15/47(WAC)	23,643,085	163,350
FRB Ser. 14-C22, Class XA, IO, 0.794%, 9/15/47(WAC)	20,085,264	108,563
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.355%, 8/15/46(WAC)	4,371,000	770,487
FRB Ser. C14, Class D, 4.355%, 8/15/46(WAC)	5,853,000	3,074,126
FRB Ser. 14-C25, Class D, 3.934%, 11/15/47(WAC)	3,567,000	2,476,040
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	2,979,061
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.769%, 6/15/51(WAC)	157,000	126,903
FRB Ser. 19-COR6, Class XA, IO, 0.926%, 11/13/52(WAC)	68,559,456	2,761,883
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,192,890	2,055,380
Ser. 13-LC11, Class B, 3.499%, 4/15/46	4,970,000	4,360,353
FRB Ser. 13-LC11, Class XA, IO, 0.952%, 4/15/46(WAC)	2,966,378	30
FRB Ser. 13-C16, Class XA, IO, 0.747%, 12/15/46(WAC)	17,625,997	176
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.526%, 2/15/46(WAC)	1,395,000	986,637
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46(WAC)	4,436,000	1,120,601
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	1,443,000	1,160,266
FRB Ser. 12-LC9, Class D, 3.784%, 12/15/47(WAC)	621,000	541,379
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	886,530
FRB Ser. 21-1MEM, Class E, 2.654%, 10/9/42(WAC)	5,750,000	3,317,520
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 21-FL5, Class A, 6.186%, 7/15/36	273,979	269,171
MF1 Multifamily Housing Mortgage Loan, Ltd. 144A FRB Ser. 21-FL7, Class C, IO, (CME Term SOFR 1 Month + 2.16%), 7.394%, 10/16/36 (Cayman Islands)	1,304,500	1,225,169
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.444%, 7/16/36 (Cayman Islands)	797,000	779,481
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.494%, 12/15/47(WAC)	4,917,000	4,218,775
FRB Ser. 14-C16, Class B, 4.282%, 6/15/47(WAC)	289,000	264,606
FRB Ser. 15-C21, Class C, 4.127%, 3/15/48(WAC)	300,000	231,036
FRB Ser. 15-C26, Class XA, IO, 0.964%, 10/15/48(WAC)	31,733,018	376,125
FRB Ser. 13-C12, Class XA, IO, 0.577%, 10/15/46(WAC)	39,910,416	399
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.616%, 8/15/45(WAC)	540,000	485,014
FRB Ser. 13-C11, Class D, 4.326%, 8/15/46(WAC)	3,329,000	194,449
FRB Ser. 13-C11, Class F, 4.326%, 8/15/46(WAC)	6,212,000	31,199
FRB Ser. 13-C10, Class E, 3.989%, 7/15/46(WAC)	4,172,000	1,106,193
FRB Ser. 13-C10, Class F, 3.989%, 7/15/46(WAC)	2,331,000	117,302
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	2,067,645
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.783%, 10/15/51(WAC)	263,000	211,610
Ser. 15-UBS8, Class B, 4.315%, 12/15/48(WAC)	319,000	274,461
FRB Ser. 16-BNK2, Class XA, IO, 0.96%, 11/15/49(WAC)	22,686,009	540,785
FRB Ser. 18-H4, Class XA, IO, 0.83%, 12/15/51(WAC)	54,475,738	1,810,507
FRB Ser. 18-H3, Class XA, IO, 0.801%, 7/15/51(WAC)	50,625,883	1,530,502
FRB Ser. 16-UB12, Class XA, IO, 0.65%, 12/15/49(WAC)	65,126,780	1,141,926
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	1,406,000	1,016,116
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 8.933%, 3/25/50	3,355,000	3,226,235
FRB Ser. 19-01, Class M10, 8.433%, 10/25/49	8,860,139	8,722,010
PFP, Ltd. 144A
FRB Ser. 21-7, Class AS, 6.486%, 4/14/38 (Cayman Islands)	5,184,992	5,060,069
FRB Ser. 21-8, Class A, 6.317%, 8/9/37 (Cayman Islands)	126,537	124,369
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.169%, 1/25/37	313,000	312,440
FRB Ser. 21-FL7, Class AS, (CME Term SOFR 1 Month + 1.61%), 6.912%, 11/25/36	3,900,000	3,777,897
FRB Ser. 21-FL7, Class A, 6.612%, 11/25/36	822,650	810,047
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,661,295	17
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.941%, 12/15/50(WAC)	62,877,046	2,054,646
FRB Ser. 18-C12, Class XA, IO, 0.775%, 8/15/51(WAC)	106,439,592	3,826,961
UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3.50%, 4/10/46	1,319,000	663,097
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.259%, 11/15/48(WAC)	985,611	770
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.098%, 10/15/44(WAC)	2,716,079	2,167,431
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.973%, 8/15/51(WAC)	412,000	334,209
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	2,575,000	2,332,050
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	1,407,000	1,082,507
FRB Ser. 19-C50, Class XA, IO, 1.411%, 5/15/52(WAC)	90,497,419	5,013,286
FRB Ser. 20-C55, Class XA, IO, 1.295%, 2/15/53(WAC)	64,743,886	3,906,089
FRB Ser. 17-C41, Class XA, IO, 1.153%, 11/15/50(WAC)	79,072,245	3,004,888
FRB Ser. 14-LC16, Class XA, IO, 1.05%, 8/15/50(WAC)	47,722,033	211,838
Wells Fargo Commercial Mortgage Trust 144A
Ser. 16-C33, Class D, 3.123%, 3/15/59	5,534,000	3,880,502
Ser. 19-C50, Class D, 3.00%, 5/15/52	8,290,000	4,811,404
WF-RBS Commercial Mortgage Trust
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	1,812,000	1,502,623
Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	1,875,926	1,646,125
FRB Ser. 14-C22, Class XA, IO, 0.775%, 9/15/57(WAC)	26,880,342	143,192
FRB Ser. 14-C23, Class XA, IO, 0.547%, 10/15/57(WAC)	53,158,177	217,257
FRB Ser. 13-C14, Class XA, IO, 0.361%, 6/15/46(WAC)	3,561,309	36
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.027%, 3/15/46(WAC)	3,873,000	3,681,416
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	3,883,403
Ser. 11-C4, Class E, 4.847%, 6/15/44(WAC)	1,776,768	1,188,763
FRB Ser. 11-C4, Class C, 4.847%, 6/15/44(WAC)	2,661,642	2,482,487
FRB Ser. 12-C10, Class D, 4.393%, 12/15/45(WAC)	1,105,000	576,063
FRB Ser. 12-C10, Class E, 4.393%, 12/15/45(WAC)	3,645,000	729,000

		206,625,420
Residential mortgage-backed securities (non-agency) (8.4%)
Angel Oak Mortgage Trust 144A Ser. 23-3, Class A1, 4.80%, 9/26/67	1,408,330	1,317,179
Arroyo Mortgage Trust 144A
Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	2,558,852
Ser. 20-1, Class A3, 3.328%, 3/25/55	150,000	123,224
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 13.912%, 8/26/30 (Bermuda)	1,278,000	1,306,430
FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.912%, 10/25/29 (Bermuda)	3,397,431	3,402,313
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE2, Class B1, (US 30 Day Average SOFR + 2.40%), 7.469%, 11/25/69	3,000,000	2,870,308
Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	5,430,000	4,829,592
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	2,100,000	1,776,253
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M3, 3.735%, 6/25/36(WAC)	2,000,000	1,828,041
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (CME Term SOFR 1 Month + 0.30%), 5.712%, 8/25/35	568,774	510,588
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	519,816	506,845
COLT Funding, LLC 144A Ser. 21-1, Class B1, 3.144%, 6/25/66(WAC)	2,996,000	1,817,192
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	175,000	163,958
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	67,744	66,599
Deephaven Residential Mortgage Trust Ser. 22-3, Class A3, 5.30%, 7/25/67(WAC)	3,264,101	3,158,438
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.85%, 11/25/28 (Bermuda)	1,755,056	1,793,956
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	131,000	119,292
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.00%), 10.183%, 12/25/28	103,363	110,503
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.70%), 9.883%, 4/25/28	83,102	87,481
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,081,077
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 10.319%, 3/25/42	6,323,000	6,737,947
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 9.869%, 10/25/50	1,695,000	1,830,600
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (US 30 Day Average SOFR + 4.65%), 9.833%, 1/25/49	11,366,210	12,383,736
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (US 30 Day Average SOFR + 4.35%), 9.533%, 3/25/49	700,000	749,866
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (US 30 Day Average SOFR + 4.10%), 9.283%, 4/25/49	806,000	863,115
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (US 30 Day Average SOFR + 3.90%), 9.083%, 9/25/48	1,280,000	1,344,955
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1B, (US 30 Day Average SOFR + 4.00%), 9.069%, 7/25/42	1,000,000	1,046,767
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (US 30 Day Average SOFR + 3.10%), 8.283%, 3/25/50	46,463	47,736
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class B1, (US 30 Day Average SOFR + 2.50%), 7.683%, 2/25/50	83,000	83,134
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M2, (US 30 Day Average SOFR + 2.35%), 7.419%, 12/25/41	3,732,140	3,659,646
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.369%, 8/25/33	775,139	778,534
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (US 30 Day Average SOFR + 2.26%), 7.333%, 11/25/48	928,000	924,556
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (US 30 Day Average SOFR + 2.05%), 7.233%, 7/25/49	238,252	239,642
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (US 30 Day Average SOFR + 1.90%), 7.083%, 1/25/50	733,796	735,755
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA2, Class M2, (US 30 Day Average SOFR + 1.85%), 7.033%, 2/25/50	953,755	957,332
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	2,872,343
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,024,000	1,715,662
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.75%), 11.933%, 8/25/28	24,670	26,488
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (US 30 Day Average SOFR + 5.50%), 10.683%, 9/25/29	233,000	258,823
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (US 30 Day Average SOFR + 5.30%), 10.483%, 10/25/28	57,527	61,090
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.683%, 12/25/30	331,600	361,526
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.35%), 7.533%, 1/25/31	1,181,748	1,207,969
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (US 30 Day Average SOFR + 1.25%), 6.433%, 7/25/29	19,266	19,270
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (US 30 Day Average SOFR + 1.00%), 6.183%, 5/25/30	93,426	93,340
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.35%), 9.533%, 7/25/31	100,000	106,241
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (US 30 Day Average SOFR + 4.35%), 9.533%, 4/25/31	4,500,000	4,768,267
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (US 30 Day Average SOFR + 4.15%), 9.333%, 8/25/31	1,586,000	1,665,756
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.069%, 1/25/42	884,000	889,110
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.45%), 7.633%, 7/25/31	98,812	99,182
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (US 30 Day Average SOFR + 2.40%), 7.583%, 4/25/31	22,917	22,992
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.15%), 7.333%, 11/25/39	708,650	711,915
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (US 30 Day Average SOFR + 2.15%), 7.333%, 9/25/31	32,165	32,204
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.05%), 7.233%, 1/25/40	1,401,186	1,410,211
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (US 30 Day Average SOFR + 2.00%), 7.183%, 1/25/40	794,767	796,258
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.769%, 7/25/43	1,000,000	1,002,500
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	4,178,853	4,035,335
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,989,115	1,822,744
GS Mortgage-Backed Securities Trust 144A FRB Ser. 20-RPL1, Class M2, 3.841%, 7/25/59(WAC)	1,125,000	902,402
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.388%, 8/26/47(WAC)	2,769,867	2,641,054
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	3,144,769	3,095,754
NRZ Excess Spread-Collateralized Notes 144A Ser. 20-PLS1, Class A, 3.844%, 12/25/25	716,557	666,048
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	3,293,509	3,096,041
PRKCM Trust 144A Ser. 23-AFC2, Class A1, 6.482%, 6/25/58	7,245,593	7,245,593
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	1,903,000	1,412,787
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	327,000	290,186
FRB Ser. 15-6, Class M1, 3.75%, 4/25/55(WAC)	1,014,818	984,068
Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	209,000	164,861
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	1,990,000	1,889,116
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	1,701,407	1,667,053
Vista Point Securitization Trust 144A Ser. 20-1, Class A2, 2.77%, 3/25/65(WAC)	249,626	245,861
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1B2, (CME Term SOFR 1 Month + 0.86%), 6.272%, 10/25/45	828,207	759,475
FRB Ser. 05-AR13, Class A1C4, (CME Term SOFR 1 Month + 0.86%), 6.272%, 10/25/45	2,795,107	2,563,146
FRB Ser. 05-AR17, Class A1B2, (CME Term SOFR 1 Month + 0.82%), 6.232%, 12/25/45	1,432,242	1,245,048
FRB Ser. 05-AR2, Class 2A1B, (CME Term SOFR 1 Month + 0.74%), 6.152%, 1/25/45	294,840	285,198
FRB Ser. 05-AR17, Class A1B3, (CME Term SOFR 1 Month + 0.70%), 6.112%, 12/25/45	426,138	378,494

		118,322,866

Total mortgage-backed securities (cost $530,564,655)		$445,957,412

CORPORATE BONDS AND NOTES (26.8%)(a)
	Principal amount	Value
Basic materials (1.6%)
Air Products & Chemicals, Inc. sr. unsec. notes 1.50%, 10/15/25	$419,000	$388,942
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	804,000	768,777
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	495,000	500,719
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	5,050,000	5,086,119
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	240,000	209,950
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,487,000	1,287,205
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	42,000	40,650
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	1,379,000	1,330,534
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 5.25%, 9/1/29 (Indonesia)	485,000	476,003
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	461,000	408,951
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,883,000	1,542,652
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	384,000	354,993
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	490,000	426,787
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,695,000	1,573,866
International Flavors & Fragrances, Inc. sr. unsec. bonds 5.00%, 9/26/48	380,000	324,801
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	775,000	730,554
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	334,000	266,082
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	220,000	198,082
International Paper Co. sr. unsec. bonds 5.00%, 9/15/35	405,000	388,499
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)	510,000	443,063
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31	180,000	149,887
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	1,231,000	1,167,615
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	401,000	379,605
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	1,123,000	743,407
Westlake Corp. sr. unsec. notes 0.875%, 8/15/24	230,000	218,053
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	2,310,000	2,182,703
WestRock Co. company guaranty sr. unsec. unsub. notes 3.75%, 3/15/25	240,000	232,695
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	585,000	668,982
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	410,000	352,056
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	180,000	169,673

		23,011,905
Capital goods (1.7%)
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	600,000	580,206
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	4,144,000	3,596,382
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	2,653,000	2,405,387
Boeing Co. (The) sr. unsec. notes 3.625%, 2/1/31	599,000	542,218
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	2,865,000	2,644,017
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	1,005,000	705,548
Caterpillar, Inc. sr. unsec. sub. notes 2.60%, 9/19/29	583,000	524,594
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)	310,000	308,450
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 6/1/31	615,000	516,207
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	90,000	80,092
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	175,000	156,615
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	45,000	45,751
Howmet Aerospace, Inc. sr. unsec. unsub. notes 5.90%, 2/1/27	90,000	90,817
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	90,000	78,565
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	2,542,000	2,427,302
L3Harris Technologies, Inc. sr. unsec. unsub. bonds 5.40%, 7/31/33	1,195,000	1,203,256
Lockheed Martin Corp. sr. unsec. unsub. notes 3.90%, 6/15/32	546,000	511,485
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	227,000	218,774
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,472,000	1,376,095
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	2,776,000	2,724,004
Raytheon Technologies Corp. sr. unsec. bonds 5.375%, 2/27/53	475,000	477,159
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33	488,000	488,310
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	492,000	445,120
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	200,000	176,734
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	73,000	68,258
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	515,000	447,110
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	181,000	174,751
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	1,187,000	1,182,516
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	72,000	65,374
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	80,000	81,582

		24,342,679
Communication services (2.2%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	962,000	795,211
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	1,505,000	1,295,485
American Tower Corp. sr. unsec. sub. bonds 3.70%, 10/15/49(R)	690,000	491,551
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	637,000	583,202
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	3,627,000	3,248,705
AT&T, Inc. sr. unsec. unsub. bonds 4.50%, 3/9/48	450,000	368,385
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	1,907,000	1,815,740
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	976,000	754,177
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	1,581,000	1,528,777
AT&T, Inc. sr. unsec. unsub. notes 1.65%, 2/1/28	309,000	263,906
Bell Canada (The) company guaranty sr. unsec. unsub. bonds 2.15%, 2/15/32 (Canada)	625,000	497,353
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28	175,000	161,723
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 5.05%, 3/30/29	303,000	289,829
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	309,000	234,159
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,565,000	1,537,319
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	568,000	522,985
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	971,000	907,372
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	1,055,000	987,335
Crown Castle, Inc. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	1,119,000	984,481
Crown Castle, Inc. sr. unsec. sub. notes 2.50%, 7/15/31(R)	655,000	534,142
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	3,053,000	2,690,531
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	270,000	245,706
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	40,000	36,637
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	440,000	358,690
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	2,066,000	2,190,062
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	44,000	40,425
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	4,348,000	4,125,601
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54	412,000	420,782
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	1,320,000	1,291,409
Telefonica Europe BV company guaranty sr. unsec. unsub. notes 8.25%, 9/15/30 (Spain)	435,000	501,779
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	395,000	327,881
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	567,000	544,573
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	381,000	333,259

		30,909,172
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity	751,000	752,856

		752,856
Consumer cyclicals (2.3%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	1,679,000	1,563,569
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	1,260,000	1,078,641
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	407,000	257,289
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	1,523,000	1,272,537
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	925,000	847,568
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	228,000	220,628
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	150,000	144,958
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	1,660,000	1,390,375
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,430,000	1,401,848
Dick's Sporting Goods, Inc. sr. unsec. notes 3.15%, 1/15/32	657,000	533,862
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 4.90%, 3/11/26	1,270,000	1,250,377
Dollar General Corp. sr. unsec. sub. notes 3.50%, 4/3/30	572,000	515,215
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,341,000	1,168,952
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	445,000	392,153
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	290,000	259,264
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 4/23/30	410,000	414,785
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 4/23/25	1,007,000	997,792
iHeartCommunications, Inc. 144A company guaranty sr. notes 5.25%, 8/15/27	250,000	196,689
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	495,000	402,519
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	2,769,000	2,696,833
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	182,000	162,843
Moody's Corp. sr. unsec. notes 4.875%, 2/15/24	144,000	142,970
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	1,475,000	1,376,683
Netflix, Inc. sr. unsec. notes 5.875%, 2/15/25	90,000	90,269
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	3,707,000	3,630,705
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,236,000	1,237,774
O'Reilly Automotive, Inc. sr. unsec. notes 4.35%, 6/1/28	530,000	516,438
Paramount Global sr. unsec. notes 4.75%, 5/15/25	115,000	112,858
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	822,000	735,114
PulteGroup, Inc. company guaranty sr. unsec. notes 5.00%, 1/15/27	495,000	488,023
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,993,000	1,745,488
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27	386,000	356,406
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	439,000	345,386
Sands China, Ltd. sr. unsec. notes 5.90%, 8/8/28 (Hong Kong)	550,000	535,748
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	175,000	145,499
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	422,000	370,730
Tapestry, Inc. sr. unsec. notes 4.125%, 7/15/27	552,000	519,232
TJX Cos., Inc. (The) sr. unsec. notes 3.875%, 4/15/30	548,000	521,469
Vulcan Materials Co. sr. unsec. unsub. bonds 4.70%, 3/1/48	385,000	342,962
Walt Disney Co. (The) company guaranty sr. unsec. notes 3.35%, 3/24/25	604,000	585,863
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	2,070,000	1,835,975

		32,804,289
Consumer staples (1.2%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	90,000	82,575
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	34,000	31,960
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	568,488
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	505,000	398,670
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	2,395,000	2,261,718
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	331,000	379,074
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	470,000	470,154
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	815,000	796,440
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,331,000	1,252,639
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/1/33	520,000	499,729
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 3.00%, 2/2/29	1,240,000	1,063,259
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33	2,170,000	2,184,463
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53	393,000	395,092
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	1,115,000	1,124,722
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	595,000	530,778
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	126,000	123,762
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	2,465,000	2,363,392
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	180,000	166,045
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 3.625%, 9/1/49	635,000	493,034
Sysco Corp. company guaranty sr. unsec. notes 2.45%, 12/14/31	600,000	488,645
Unilever Capital Corp. company guaranty sr. unsec. unsub. bonds 5.90%, 11/15/32 (Netherlands)	477,000	520,608

		16,195,247
Energy (1.3%)
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	80,000	67,980
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	1,501,000	1,485,317
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31	90,000	80,088
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	710,000	590,818
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	3,015,000	2,843,719
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	226,000	220,056
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)	330,000	314,325
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	827,000	794,954
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	115,000	115,938
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	3,189,000	3,458,790
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	40,000	43,920
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	415,000	435,688
ONEOK, Inc. company guaranty sr. unsec. notes 6.35%, 1/15/31	390,000	401,681
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	1,136,000	1,160,155
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	490,000	501,928
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	199,000	200,929
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	852,000	846,577
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	357,000	356,247
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30	70,000	77,756
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29	555,000	515,180
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	386,000	379,122
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	642,000	494,662
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	260,000	231,676
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)	150,000	138,375
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	1,145,000	1,134,047
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	90,000	84,985
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	1,196,000	1,110,721
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	90,000	86,400

		18,172,034
Financials (9.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.40%, 10/29/33 (Ireland)	495,000	395,885
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,881,000	1,543,388
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	303,000	302,353
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	1,245,000	1,180,692
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	976,000	854,161
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	155,000	152,058
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	1,027,000	1,089,645
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	386,000	363,792
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	694,000	682,050
American International Group, Inc. sr. unsec. sub. notes 2.50%, 6/30/25	415,000	394,164
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,034,000	820,951
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	220,000	220,739
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	6,952,000	6,493,095
Athene Global Funding 144A notes 2.55%, 11/19/30	495,000	385,572
Athene Global Funding 144A notes 1.73%, 10/2/26	1,043,000	904,109
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	1,345,000	1,028,561
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. notes 4.40%, 5/19/26 (Australia)	482,000	462,461
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	5,600,000	5,473,091
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	1,673,000	1,401,644
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,800,000	2,413,652
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	9,134,000	8,713,124
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.00%, 1/22/25	862,000	839,994
Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 1.85%, 5/1/25 (Canada)	747,000	700,906
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	1,022,000	946,924
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	565,000	432,072
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,486,000	1,430,542
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	577,000	461,088
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	3,886,000	3,748,514
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	810,000	587,696
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	885,000	852,032
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,608,000	1,399,603
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	487,000	418,817
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	6,259,000	6,020,489
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	364,000	357,272
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	401,000	389,414
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	700,000	551,969
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	1,433,000	1,313,639
Credit Agricole SA 144A jr. unsec. sub. FRN 7.875%, perpetual maturity (France)	440,000	437,853
Credit Suisse Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	430,000	523,049
Credit Suisse Group AG 144A sr. unsec. FRB 6.537%, 8/12/33 (Switzerland)	1,520,000	1,586,931
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	7,413,000	6,875,050
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	617,000	546,397
Danske Bank A/S 144A sr. unsec. FRN 3.244%, 12/20/25 (Denmark)	401,000	383,204
Deutsche Bank AG unsec. sub. FRB 4.875%, 12/1/32 (Germany)	470,000	412,446
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	3,176,000	3,059,697
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	345,000	303,080
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	904,000	819,102
Discover Bank unsec. sub. FRN Ser. BKNT, 4.682%, 8/9/28	490,000	445,753
EPR Properties sr. unsec. notes 3.60%, 11/15/31(R)	630,000	492,062
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	2,898,000	2,816,333
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	310,000	304,971
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	811,000	483,769
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	624,000	591,686
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	685,000	697,463
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,271,000	3,271,907
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	280,000	277,614
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33	1,106,000	1,137,723
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	893,000	846,561
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4.00%, 1/15/31(R)	475,000	410,652
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	1,779,000	1,745,842
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	441,000	359,647
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	1,700,000	1,639,651
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	632,000	537,542
Intercontinental Exchange, Inc. company guaranty sr. unsec. unsub. notes 3.75%, 12/1/25	260,000	252,202
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	1,113,000	784,362
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	504,000	387,682
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	1,615,000	1,569,801
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,920,000	1,478,595
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 6.321%, 5/15/47	933,000	782,911
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	817,000	672,182
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	5,187,000	5,025,229
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	1,440,000	1,354,203
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	2,595,000	2,229,418
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	1,413,000	1,285,383
Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	730,000	711,385
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	2,172,000	1,462,333
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 3.875%, 3/15/24	525,000	519,104
MassMutual Global Funding II 144A sr. notes 2.75%, 6/22/24	401,000	390,588
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	1,742,000	1,508,721
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,131,000	2,200,125
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	747,000	716,471
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	7,865,000	7,600,038
MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. bonds 3.50%, 3/15/31	495,000	357,240
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	294,000	299,957
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	243,000	245,184
NatWest Group PLC unsec. sub. notes 6.00%, 12/19/23 (United Kingdom)	723,000	722,151
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	3,705,000	3,392,667
Principal Life Global Funding II 144A company guaranty sr. unsub. notes 3.00%, 4/18/26	535,000	498,195
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	932,000	914,587
SITE Centers Corp. sr. unsec. unsub. notes 4.70%, 6/1/27	455,000	426,060
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	1,682,000	1,341,563
Societe Generale SA 144A unsec. sub. notes 4.25%, 4/14/25 (France)	403,000	388,557
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.15%, 6/12/25 (Canada)	947,000	875,811
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	803,000	599,078
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	926,000	697,147
VICI Properties LP sr. unsec. unsub. bonds 5.625%, 5/15/52(R)	550,000	503,998
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,587,000	1,512,843
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	940,000	867,806
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	1,415,000	1,272,368
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.584%, 5/22/28	2,689,000	2,511,006
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	714,000	674,922
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	592,000	489,021
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	727,000	483,032

		136,736,069
Health care (1.9%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	804,000	783,281
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	509,000	475,119
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	862,000	863,441
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	1,709,000	1,712,319
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	1,584,000	1,511,446
Biogen, Inc. sr. unsec. sub. notes 2.25%, 5/1/30	560,000	462,657
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	64,000	58,423
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	624,000	538,808
CVS Health Corp. sr. unsec. unsub. notes 4.30%, 3/25/28	445,000	430,977
CVS Health Corp. sr. unsec. unsub. notes 3.875%, 7/20/25	849,000	825,137
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	2,468,000	2,186,596
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	80,000	78,942
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	277,000	280,201
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	1,675,000	1,707,672
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	603,000	597,562
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	1,111,000	1,079,749
HCA, Inc. 144A company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	422,000	366,706
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53	463,000	457,818
Humana, Inc. sr. unsec. unsub. bonds 2.15%, 2/3/32	515,000	405,136
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	2,016,000	2,057,754
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)	200,000	177,823
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	1,072,000	1,101,519
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	767,000	761,928
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	3,568,000	3,507,769
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)	200,000	183,250
UnitedHealth Group, Inc. sr. unsec. unsub. notes 0.55%, 5/15/24	842,000	809,712
Universal Health Services, Inc. company guaranty sr. notes 2.65%, 10/15/30	495,000	403,280
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	2,525,000	2,426,626
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	1,014,000	842,915

		27,094,566
Technology (2.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	1,236,000	747,640
Analog Devices, Inc. sr. unsec. notes 2.95%, 4/1/25	240,000	231,379
Apple, Inc. sr. unsec. bonds 4.85%, 5/10/53	702,000	714,953
Apple, Inc. sr. unsec. notes 4.30%, 5/10/33	667,000	663,393
Apple, Inc. sr. unsec. notes 3.00%, 11/13/27	2,848,000	2,683,237
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,435,000	3,274,978
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	808,000	742,842
Broadcom, Inc. company guaranty sr. unsec. notes 4.75%, 4/15/29	425,000	411,386
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,379,000	1,356,126
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	908,000	825,038
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41	382,000	272,083
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31	236,000	192,619
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32	396,000	392,669
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	180,000	158,046
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	1,395,000	1,436,413
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	853,000	858,969
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,647,000	1,436,857
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	1,863,000	1,779,582
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	970,000	708,632
Microsoft Corp. sr. unsec. unsub. bonds 3.45%, 8/8/36	198,000	178,751
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	2,113,000	1,850,633
MSCI, Inc. 144A company guaranty sr. unsec. sub. notes 3.875%, 2/15/31	580,000	514,636
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	416,000	312,337
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,648,000	1,270,802
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	651,000	568,065
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	500,000	425,114
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	209,000	199,344
Oracle Corp. sr. unsec. notes 2.30%, 3/25/28	2,833,000	2,499,647
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	341,000	311,141
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	62,000	47,645
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,230,000	821,544
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,126,000	777,750
salesforce.com, Inc. sr. unsec. notes 0.625%, 7/15/24	501,000	478,624
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,494,000	1,261,802
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	520,000	412,413
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	472,000	418,183
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	40,000	38,187

		31,273,460
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,740,000	1,649,399
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	200,000	192,998

		1,842,397
Utilities and power (2.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	238,000	215,121
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,059,000	863,333
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	722,000	733,574
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	521,000	472,610
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	542,000	449,823
Berkshire Hathaway Energy Co. sr. unsec. notes 4.05%, 4/15/25	423,000	413,816
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	238,000	202,968
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	1,818,000	1,708,419
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	260,000	259,482
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	462,000	413,714
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	372,000	354,460
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,011,000	1,593,718
Energy Transfer LP sr. unsec. unsub. notes 5.75%, 2/15/33	490,000	496,101
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,450,000	1,271,447
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.95%, 2/15/27	495,000	477,672
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,228,000	1,245,494
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,717,000	1,692,632
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	1,041,000	1,025,692
Georgia Power Co. sr. unsec. unsub. notes 4.70%, 5/15/32	505,000	487,703
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	1,892,000	1,724,142
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33	1,366,000	1,334,012
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	2,475,000	2,492,950
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	1,580,000	1,541,644
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	90,000	69,645
Oncor Electric Delivery Co., LLC 144A sr. bonds 4.95%, 9/15/52	2,070,000	1,979,765
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	1,405,000	1,362,097
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	688,000	550,207
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	1,938,000	1,926,837
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	862,000	872,981
Sempra sr. unsec. unsub. notes 3.25%, 6/15/27	1,350,000	1,250,628
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	1,214,000	1,213,713
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	1,321,000	1,249,055
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	1,147,000	1,022,712
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	820,000	796,911
Xcel Energy, Inc. sr. unsec. bonds 5.45%, 8/15/33	1,110,000	1,108,526

		34,873,604

Total corporate bonds and notes (cost $405,466,703)		$378,008,278

COLLATERALIZED LOAN OBLIGATIONS (6.3%)(a)
	Principal amount	Value
AGL CLO 5, Ltd. 144A FRB Ser. 21-5A, Class A1R, (CME Term SOFR 3 Month + 1.42%), 6.748%, 7/20/34 (Cayman Islands)	$250,000	$248,115
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.707%, 4/22/34	250,000	247,440
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.748%, 4/15/35 (Cayman Islands)	2,890,000	2,861,560
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.039%, 7/24/36 (Jersey)(FWC)	1,532,000	1,532,130
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 6.855%, 4/20/36 (Cayman Islands)	1,957,000	1,963,699
Benefit Street Partners CLO XXII, Ltd. 144A FRB Ser. 22-22A, Class AR, (CME Term SOFR 3 Month + 1.35%), 6.676%, 4/20/35 (Cayman Islands)	1,465,000	1,453,953
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.857%, 11/22/34 (Cayman Islands)	400,000	389,082
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.74%, 10/15/34 (Cayman Islands)	250,000	248,012
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (CME Term SOFR 3 Month + 1.37%), 6.698%, 4/20/32 (Cayman Islands)	4,782,000	4,761,222
CBAM CLO, Ltd. 144A FRB Ser. 18-7A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.688%, 7/20/31 (Cayman Islands)	1,391,000	1,378,819
CIFC Funding, Ltd. 144A FRB Ser. 21-3A, Class A1R, (CME Term SOFR 3 Month + 1.39%), 6.718%, 10/20/34 (Cayman Islands)	1,500,000	1,486,880
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.758%, 7/20/34 (Cayman Islands)	250,000	248,498
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.50%), 6.81%, 7/15/36	2,587,000	2,569,232
Elmwood CLO 18, Ltd. 144A FRB Ser. 22-5A, Class A, (CME Term SOFR 3 Month + 2.00%), 7.308%, 7/17/33 (Cayman Islands)	474,000	474,395
Elmwood CLO 19, Ltd. 144A FRB Ser. 22-6A, Class A, (CME Term SOFR 3 Month + 2.20%), 7.508%, 10/17/34 (Cayman Islands)	1,998,000	2,000,388
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.857%, 4/16/36 (Cayman Islands)	1,000,000	1,004,278
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (CME Term SOFR 3 Month + 1.50%), 6.81%, 4/15/33 (Cayman Islands)	621,000	620,297
Goldentree Loan Management US CLO 6, Ltd. 144A FRB Ser. 22-6A, Class AR, (CME Term SOFR 3 Month + 1.32%), 6.646%, 4/20/35 (Cayman Islands)	1,598,000	1,582,398
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.94%, 4/15/33 (Cayman Islands)	2,945,000	2,931,433
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.77%, 7/15/34 (Cayman Islands)	1,500,000	1,492,175
Invesco U.S. CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.081%, 7/15/36 (Jersey)(FWC)	1,810,000	1,810,158
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 7.531%, 7/16/36 (Cayman Islands)	250,000	250,466
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (CME Term SOFR 3 Month + 1.34%), 6.668%, 4/20/31 (Cayman Islands)	2,267,000	2,240,782
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (CME Term SOFR 3 Month + 1.66%), 7.007%, 10/22/30 (Cayman Islands)	3,900,000	3,821,341
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (CME Term SOFR 3 Month + 1.58%), 6.89%, 4/15/32 (Cayman Islands)	2,176,000	2,160,322
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.86%, 1/15/35 (Cayman Islands)	250,000	244,674
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.92%, 4/15/31 (Cayman Islands)	2,021,002	1,995,466
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (CME Term SOFR 3 Month + 1.30%), 6.628%, 7/20/32 (Cayman Islands)	1,750,000	1,734,389
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 7.321%, 5/15/32 (Cayman Islands)	4,226,000	4,182,717
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.38%), 6.69%, 4/15/36 (Cayman Islands)	1,443,000	1,436,199
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.684%, 8/13/31 (Jersey)	3,425,000	3,388,681
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 6.563%, 4/13/31 (Cayman Islands)	2,990,416	2,961,128
Shackleton CLO, Ltd. 144A FRB Ser. 21-16A, Class A, (CME Term SOFR 3 Month + 1.47%), 6.798%, 10/20/34 (Cayman Islands)	1,500,000	1,479,905
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (CME Term SOFR 3 Month + 1.47%), 6.798%, 7/20/32 (Cayman Islands)	425,000	418,091
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.74%, 7/15/34 (Cayman Islands)	2,700,000	2,659,046
Sound Point CLO XXV, Ltd. 144A FRB Ser. 22-4A, Class A1R, (CME Term SOFR 3 Month + 1.28%), 6.631%, 4/25/33 (Cayman Islands)	1,750,000	1,713,565
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 6.758%, 7/20/34 (Cayman Islands)	3,310,000	3,241,798
Steele Creek CLO, Ltd. 144A FRB Ser. 17-1A, Class A, (CME Term SOFR 3 Month + 1.51%), 6.82%, 10/15/30 (Cayman Islands)	2,186,216	2,181,017
TCW Gem CLO, Ltd. 144A FRB Ser. 23-1A, Class A1N, (CME Term SOFR 3 Month + 2.07%), 7.436%, 4/28/36 (Cayman Islands)	1,192,000	1,198,684
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.622%, 4/20/36 (Cayman Islands)	1,500,000	1,504,976
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.758%, 10/20/34 (Cayman Islands)	3,222,000	3,181,168
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.72%, 7/15/32 (Cayman Islands)	2,900,000	2,859,400
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.75%, 7/15/32 (Cayman Islands)	1,150,000	1,126,645
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.83%, 1/15/32 (Cayman Islands)	250,000	248,321
Voya CLO, Ltd. 144A FRB Ser. 18-4A, Class A1RA, (CME Term SOFR 3 Month + 1.36%), 6.673%, 7/14/31 (Cayman Islands)	346,811	345,357
Voya CLO, Ltd. 144A FRB Ser. 21-3A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.738%, 10/20/34 (Cayman Islands)	2,000,000	1,986,418
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.758%, 1/20/35 (Cayman Islands)	1,500,000	1,466,532
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (CME Term SOFR 3 Month + 1.59%), 6.918%, 10/20/33	4,406,000	4,359,512
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (CME Term SOFR 3 Month + 1.75%), 7.06%, 7/15/32	2,858,000	2,832,518

Total collateralized loan obligations (cost $87,973,535)		$88,523,282

ASSET-BACKED SECURITIES (1.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (ICE LIBOR USD 1 Month + 3.25%), 8.662%, 10/22/24	$8,155,000	$7,971,513
FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 7.412%, 10/22/24	6,548,000	6,326,822
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 6.162%, 5/7/24	4,608,000	4,574,882
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	5,360,000	5,315,994

Total asset-backed securities (cost $23,776,736)		$24,189,211

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	350,000	$298,178
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		$700,000	565,250
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		288,000	258,195
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		830,000	733,513
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		200,000	183,844
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		560,000	565,254
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		200,000	178,680
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d'lvoire)		780,000	762,450
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		2,040,000	1,766,657
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		1,810,000	1,781,389
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		630,000	525,263
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		690,000	600,300
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)		420,000	351,666
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		370,000	397,870
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/30/29 (South Africa)		330,000	298,238
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,400,000	1,155,717
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		380,000	387,422
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)		230,000	229,396

Total foreign government and agency bonds and notes (cost $11,492,611)			$11,039,282

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$925,736
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	825,826
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	824,713

Total municipal bonds and notes (cost $2,293,612)		$2,576,275

SENIOR LOANS (—%)(a)(c)
	Principal amount	Value
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.242%, 12/7/29	$18,450	$18,493

Total senior loans (cost $18,278)		$18,493

SHORT-TERM INVESTMENTS (26.2%)(a)
		Principal amount/shares	Value
Atlantic Asset Securitization, LLC asset-backed commercial paper 5.524%, 10/2/23		$5,062,000	$5,013,526
Banco Santander SA commercial paper 5.530%, 8/17/23 (Spain)		7,500,000	7,481,045
Bank of Montreal commercial paper 5.443%, 8/24/23 (Canada)		7,500,000	7,473,550
Barclays US CCP asset-backed commercial paper 5.256%, 8/9/23 (United Kingdom)		7,500,000	7,489,952
BPCE SA commercial paper 5.343%, 9/18/23 (France)		7,500,000	7,445,304
Chariot Funding, LLC asset-backed commercial paper 5.386%, 9/8/23		7,500,000	7,456,247
CHARTA, LLC asset-backed commercial paper 5.589%, 10/17/23		7,500,000	7,411,535
ING (U.S.) Funding, LLC commercial paper 5.386%, 9/21/23		7,500,000	7,441,294
Liberty Street Funding, LLC asset-backed commercial paper 5.473%, 9/20/23 (Canada)		5,000,000	4,961,573
Lloyds Bank PLC commercial paper 5.353%, 8/2/23 (United Kingdom)		7,500,000	7,497,788
Putnam Short Term Investment Fund Class P 5.39%(AFF)	Shares	196,688,119	196,688,119
Societe Generale SA commercial paper 5.411%, 8/31/23 (France)		$7,500,000	7,465,978
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.19%(P)	Shares	57,375,000	57,375,000
TotalEnergies Capital Canada, Ltd. commercial paper 5.312%, 8/21/23 (Canada)		$7,500,000	7,476,323
U.S. Treasury Bills 4.992%, 11/2/23(SEG)(SEGSF)(SEGTBA)		16,673,000	16,445,430
U.S. Treasury Bills 5.144%, 11/9/23(SEG)(SEGSF)(SEGTBA)		6,800,000	6,700,314
U.S. Treasury Bills 5.447%, 10/26/23(SEG)(SEGTBA)		6,480,000	6,398,533
U.S. Treasury Bills 5.338%, 11/16/23(SEGSF)		1,800,000	1,771,836

Total short-term investments (cost $370,035,076)			$369,993,347
TOTAL INVESTMENTS

Total investments (cost $2,363,792,040)			$2,238,845,959

	FORWARD CURRENCY CONTRACTS at 7/31/23 (aggregate face value $312,689) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
		Euro	Sell	9/20/23	$312,341	$312,689	$348

	Unrealized appreciation						348

	Unrealized (depreciation)						—

	Total						$348
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	286	$35,589,125	$35,589,125	Sep-23	$(347,221)
U.S. Treasury Bond Ultra 30 yr (Long)	864	114,237,000	114,237,000	Sep-23	(1,456,226)
U.S. Treasury Note 2 yr (Long)	465	94,409,531	94,409,532	Sep-23	(465,244)
U.S. Treasury Note 5 yr (Long)	1,799	192,169,743	192,169,743	Sep-23	(2,906,795)
U.S. Treasury Note 10 yr (Long)	970	108,064,063	108,064,063	Sep-23	(2,352,164)
U.S. Treasury Note Ultra 10 yr (Long)	628	73,466,188	73,466,187	Sep-23	(1,334,144)

Unrealized appreciation					—

Unrealized (depreciation)					(8,861,794)

Total					$(8,861,794)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(0.7988)/US SOFR/Apr-34 (Written)	Apr-24/0.7988	$123,169,700	$152,089	$129,328
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	2,088,736
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	96,522,000	7,021,975	(323,349)
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	61,584,900	(450,440)	(339,949)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	41,450,200	(2,155,410)	344,451
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	41,450,200	(2,113,960)	(933,873)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	719,349
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	38,222,600	2,985,185	(214,429)
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	1,467,145
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	36,109,900	2,681,160	(2,712,215)
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	33,520,700	(2,664,896)	(69,053)
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	33,520,700	(2,664,896)	(398,896)
(1.0035)/US SOFR/Mar-34 (Written)	Mar-24/1.0035	30,792,400	46,647	41,262
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	29,935,200	(2,846,370)	152,370
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03	29,935,200	(2,846,370)	(656,180)
(3.095)/US SOFR/Mar-36 (Written)	Mar-26/3.095	29,183,400	1,931,941	634,155
3.095/US SOFR/Mar-36 (Written)	Mar-26/3.095	29,183,400	1,931,941	(11,090)
(3.03)/US SOFR/Feb-33 (Written)	Feb-28/3.03	26,831,500	1,827,162	136,304
3.03/US SOFR/Feb-33 (Written)	Feb-28/3.03	26,831,500	1,827,162	(197,480)
2.0035/US SOFR/Mar-34 (Purchased)	Mar-24/2.0035	21,554,700	(167,399)	(132,993)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	19,218,800	(6,206,884)	275,405
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	19,218,800	(417,464)	(107,241)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	16,558,800	(2,458,982)	503,056
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	16,558,800	(2,458,982)	(1,123,183)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	10,940,800	(1,617,050)	240,916
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	10,940,800	(1,617,050)	(677,892)
Barclays Bank PLC
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	41,997,900	(3,416,529)	312,044
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	41,997,900	(3,416,529)	(622,829)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	41,524,500	(8,803,194)	357,941
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	41,524,500	(2,238,171)	(363,339)
Citibank, N.A.
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	41,044,100	(496,634)	(485,552)
(1.84)/US SOFR/Jan-42 (Purchased)	Jan-32/1.84	38,370,100	(5,732,493)	324,995
1.84/US SOFR/Jan-42 (Purchased)	Jan-32/1.84	38,370,100	(1,592,359)	(520,299)
(2.00)/US SOFR/Mar-51 (Purchased)	Mar-41/2.00	27,212,800	(3,167,570)	88,714
2.00/US SOFR/Mar-51 (Purchased)	Mar-41/2.00	27,212,800	(1,785,160)	(193,483)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	1,220,567
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	22,986,200	(1,810,163)	(887,267)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	15,357,200	(3,589,899)	123,933
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34	15,357,200	(1,282,326)	(180,447)
(3.49)/US SOFR/Oct-33 (Purchased)	Oct-23/3.49	13,693,200	(242,370)	72,300
4.05/US SOFR/Oct-33 (Written)	Oct-23/4.05	13,693,200	54,773	(11,091)
3.77/US SOFR/Oct-33 (Written)	Oct-23/3.77	13,693,200	117,762	(35,465)
(2.14)/US SOFR/Jun-41 (Purchased)	Jun-31/2.14	7,183,900	(927,010)	66,882
2.14/US SOFR/Jun-41 (Purchased)	Jun-31/2.14	7,183,900	(278,735)	(55,819)
Deutsche Bank AG
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19	24,677,900	1,718,816	300,824
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19	24,677,900	1,718,816	(135,234)
Goldman Sachs International
(2.41)/US SOFR/May-57 (Purchased)	May-27/2.41	27,456,100	(4,898,168)	247,929
2.41/US SOFR/May-57 (Purchased)	May-27/2.41	27,456,100	(3,124,504)	(1,316,795)
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	6,678,900	(941,725)	92,636
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525	6,678,900	(393,053)	(94,974)
JPMorgan Chase Bank N.A.
(1.75)/US SOFR/Feb-41 (Purchased)	Feb-31/1.75	96,022,800	(14,969,955)	754,739
1.75/US SOFR/Feb-41 (Purchased)	Feb-31/1.75	96,022,800	(2,371,763)	(310,154)
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	1,283,811
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	62,686,100	1,337,565	(4,371,729)
(3.1525)/US SOFR/Mar-40 (Written)	Mar-30/3.1525	39,229,100	3,108,906	637,081
3.1525/US SOFR/Mar-40 (Written)	Mar-30/3.1525	39,229,100	3,108,906	(189,869)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	21,881,900	(1,843,550)	167,615
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	21,881,900	(1,843,550)	(413,568)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	386,029
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	9,726,100	574,813	(752,411)
Morgan Stanley & Co. International PLC
2.1175/US SOFR/Oct-57 (Purchased)	Oct-27/2.1175	50,000,000	(3,365,000)	(905,000)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	3,001,800	(398,003)	22,544
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118	3,001,800	(99,960)	(12,754)

Unrealized appreciation				13,193,061

Unrealized (depreciation)				(19,755,902)

Total				$(6,562,841)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/23 (proceeds receivable $375,486,738) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.50%, 8/1/53	$4,000,000	8/21/23	$3,976,357
Government National Mortgage Association, 4.50%, 8/1/53	35,000,000	8/21/23	33,673,364
Government National Mortgage Association, 3.50%, 8/1/53	13,000,000	8/21/23	11,952,178
Uniform Mortgage-Backed Securities, 6.00%, 8/1/53	23,000,000	8/14/23	23,147,343
Uniform Mortgage-Backed Securities, 5.50%, 8/1/53	144,000,000	8/14/23	143,043,754
Uniform Mortgage-Backed Securities, 5.00%, 8/1/53	65,000,000	8/14/23	63,522,263
Uniform Mortgage-Backed Securities, 4.50%, 8/1/53	23,000,000	8/14/23	22,028,788
Uniform Mortgage-Backed Securities, 3.50%, 8/1/53	25,000,000	8/14/23	22,662,110
Uniform Mortgage-Backed Securities, 2.50%, 8/1/53	61,000,000	8/14/23	51,430,625

Total			$375,436,782

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$800,000,000	$23,920,000	$18,605,714	9/21/27	3.30% — Annually	US SOFR — Annually	$49,822,567
600,000,000	12,624,000	2,818,653	9/21/24	3.40% — Annually	US SOFR — Annually	20,700,418

Upfront premium received		21,424,367		Unrealized appreciation		70,522,985

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$21,424,367			Total	$70,522,985

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,704,000	$72,117		$(30)	1/6/28	3.5615% — Annually	US SOFR — Annually	$98,763
		6,183,000	232,233		(82)	3/15/33	3.234% — Annually	US SOFR — Annually	273,355
		4,546,000	147,836		(60)	3/24/33	US SOFR — Annually	3.2975% — Annually	(175,550)
		8,223,000	434,257		(109)	4/6/33	3.45% — Annually	US SOFR — Annually	486,785
		8,188,000	276,345		(108)	4/20/33	US SOFR — Annually	3.283% — Annually	(317,371)
		6,685,000	241,997		(88)	5/3/33	3.253% — Annually	US SOFR — Annually	272,235
		12,301,000	568,675		(162)	5/5/33	3.129% — Annually	US SOFR — Annually	626,939
		7,471,000	235,038		(60)	5/17/28	US SOFR — Annually	3.261% — Annually	(263,810)
		7,786,000	185,151		(89)	5/23/30	US SOFR — Annually	3.4095% — Annually	(210,527)
		221,989,000	1,123,264	(E)	(1,085,620)	9/20/25	4.40% — Annually	US SOFR — Annually	37,644
		520,026,000	2,631,332	(E)	2,272,236	9/20/25	US SOFR — Annually	4.40% — Annually	(359,096)
		123,553,000	539,927	(E)	(1,430,359)	9/20/28	US SOFR — Annually	4.00% — Annually	(890,432)
		70,014,000	305,961	(E)	168,978	9/20/28	4.00% — Annually	US SOFR — Annually	(136,983)
		117,241,000	600,274	(E)	1,348,386	9/20/33	3.60% — Annually	US SOFR — Annually	1,948,659
		20,969,000	541,000	(E)	(505,533)	9/20/53	3.20% — Annually	US SOFR — Annually	35,467
		20,073,000	517,883	(E)	178,947	9/20/53	US SOFR — Annually	3.20% — Annually	(338,936)
		534,469,000	2,266,149		(164,103)	6/23/25	US SOFR — Annually	4.625% — Annually	(2,687,666)
		260,890,000	2,572,375		138,327	6/23/28	3.753% — Annually	US SOFR — Annually	3,082,808
		25,899,000	255,364		(15,413)	6/23/28	US SOFR — Annually	3.753% — Annually	(307,717)
		157,031,000	2,854,824		246,486	6/23/33	3.475% — Annually	US SOFR — Annually	3,372,575
		30,913,000	561,998		(52,140)	6/23/33	US SOFR — Annually	3.475% — Annually	(667,539)
		13,396,000	472,879		56,591	6/23/53	3.17% — Annually	US SOFR — Annually	557,037
		81,977,000	2,893,788		(368,784)	6/23/53	US SOFR — Annually	3.17% — Annually	(3,431,271)
		2,479,000	34,508		(33)	6/26/33	3.527% — Annually	US SOFR — Annually	38,298
		38,132,000	360,347		(307)	6/29/28	US SOFR — Annually	3.7605% — Annually	(406,379)
		5,034,000	49,988		(41)	6/30/28	3.7495% — Annually	US SOFR — Annually	55,845
		3,994,000	8,028		(15)	8/3/25	US SOFR — Annually	4.683% — Annually	(8,043)
		1,885,000	3,959		(18)	7/5/28	3.9255% — Annually	US SOFR — Annually	5,555
		14,148,000	10,328		(53)	7/5/25	US SOFR — Annually	4.7985% — Annually	(13,235)
		5,899,000	64,712		(78)	7/5/33	US SOFR — Annually	3.5625% — Annually	(71,448)
		22,597,000	32,314		(182)	7/6/28	US SOFR — Annually	3.9405% — Annually	(50,975)
		16,414,000	6,894		(61)	7/6/25	US SOFR — Annually	4.815% — Annually	(10,012)
		6,310,000	69,789		(83)	7/6/33	US SOFR — Annually	3.5615% — Annually	(76,759)
		3,763,000	34,808		(30)	7/10/28	US SOFR — Annually	4.1805% — Annually	32,743
		753,000	813		(26)	7/11/53	3.3665% — Annually	US SOFR — Annually	(93)
		21,131,000	21,131		(79)	7/11/25	4.8855% — Annually	US SOFR — Annually	(18,999)
		8,251,000	82,097		(109)	7/11/33	3.817% — Annually	US SOFR — Annually	(76,199)
		576,000	5,760		(8)	7/12/33	3.8175% — Annually	US SOFR — Annually	(5,369)
		9,987,000	73,205		(132)	7/12/33	US SOFR — Annually	3.785% — Annually	65,974
		339,000	705		(4)	7/13/33	US SOFR — Annually	3.721% — Annually	460
		20,722,000	62,788		(78)	7/14/25	US SOFR — Annually	4.6615% — Annually	(67,036)
		7,230,000	59,792		(96)	7/14/33	US SOFR — Annually	3.595% — Annually	(65,198)
		1,579,000	12,474		(21)	7/14/33	US SOFR — Annually	3.5995% — Annually	(13,651)
		1,400,000	5,964		(5)	7/17/25	4.5905% — Annually	US SOFR — Annually	6,233
		49,455,257	452,021		(465)	7/24/28	3.761% — Annually	US SOFR — Annually	444,972
		36,404,000	153,625		(137)	7/18/25	4.5915% — Annually	US SOFR — Annually	160,162
		37,751,000	163,084		(142)	7/18/25	US SOFR — Annually	4.586% — Annually	(170,227)
		7,061,000	100,337		(93)	7/18/33	US SOFR — Annually	3.5225% — Annually	(104,660)
		17,847,000	138,850		(144)	7/19/33	US SOFR — Annually	3.793% — Annually	(147,164)
		17,002,000	435,421		(578)	7/20/53	US SOFR — Annually	3.221% — Annually	(446,409)
		1,548,000	28,684		(20)	7/21/33	US SOFR — Annually	3.47% — Annually	(29,458)
		27,270,843	311,160		(360)	7/31/33	3.556% — Annually	US SOFR — Annually	308,107
		1,065,000	10,416		(14)	7/25/33	3.576% — Annually	US SOFR — Annually	10,709
		11,902,000	53,559		(157)	7/27/33	3.64% — Annually	US SOFR — Annually	55,734
		775,000	5,084		(10)	7/28/33	3.615% — Annually	US SOFR — Annually	5,197
		688,000	557		(3)	7/31/25	4.841% — Annually	US SOFR — Annually	(556)
		158,000	95		(2)	7/31/33	3.687% — Annually	US SOFR — Annually	99
		8,936,000	22,429		(118)	8/1/33	3.724% — Annually	US SOFR — Annually	(22,547)
		6,000,000	8,640		(78)	8/2/33	US SOFR — Annually	3.6755% — Annually	(8,720)

	Total				$783,431				$382,320
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/23 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$8,936,746	$7,804,160	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/2025 — Annually	$(846,591)
6,989,566	6,556,967	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(412,233)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(1,258,824)

	Total	$—			Total	$(1,258,824)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$13,534	$111,341	$23,170	5/11/63	300 bp — Monthly	$(9,571)
	CMBX NA BBB-.6 Index	BB+/P	26,395	246,300	51,255	5/11/63	300 bp — Monthly	(24,716)
	CMBX NA BBB-.6 Index	BB+/P	54,079	492,601	102,510	5/11/63	300 bp — Monthly	(48,144)
	CMBX NA BBB-.6 Index	BB+/P	51,528	508,346	105,787	5/11/63	300 bp — Monthly	(53,962)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	14,357	32,632	4,670	5/11/63	200 bp — Monthly	9,700
	CMBX NA A.6 Index	A/P	20,134	59,650	8,536	5/11/63	200 bp — Monthly	11,622
	CMBX NA A.6 Index	A/P	29,025	63,159	9,038	5/11/63	200 bp — Monthly	20,011
	CMBX NA A.6 Index	A/P	40,068	119,652	17,122	5/11/63	200 bp — Monthly	22,992
	CMBX NA A.6 Index	A/P	56,648	174,741	25,005	5/11/63	200 bp — Monthly	31,710
	CMBX NA A.6 Index	A/P	106,721	313,691	44,889	5/11/63	200 bp — Monthly	61,954
	CMBX NA A.6 Index	A/P	562,500	1,754,425	251,058	5/11/63	200 bp — Monthly	312,124
	CMBX NA BB.11 Index	BB-/P	1,234,525	2,185,000	811,072	11/18/54	500 bp — Monthly	425,577
	CMBX NA BB.13 Index	BB-/P	57,085	571,000	218,408	12/16/72	500 bp — Monthly	(160,767)
	CMBX NA BB.13 Index	BB-/P	249,052	2,639,000	1,009,418	12/16/72	500 bp — Monthly	(757,800)
	CMBX NA BB.14 Index	BB/P	153,496	1,400,000	547,260	12/16/72	500 bp — Monthly	(392,403)
	CMBX NA BB.6 Index	B/P	588,327	2,295,247	833,404	5/11/63	500 bp — Monthly	(242,846)
	CMBX NA BB.7 Index	B-/P	132,687	2,600,000	1,028,040	1/17/47	500 bp — Monthly	(892,825)
	CMBX NA BB.9 Index	B/P	7,533	37,000	14,060	9/17/58	500 bp — Monthly	(6,491)
	CMBX NA BB.9 Index	B/P	516,275	2,528,000	960,640	9/17/58	500 bp — Monthly	(441,908)
	CMBX NA BBB-.10 Index	BB+/P	196,421	1,583,000	411,580	11/17/59	300 bp — Monthly	(214,236)
	CMBX NA BBB-.10 Index	BB+/P	288,987	2,649,000	688,740	11/17/59	300 bp — Monthly	(398,208)
	CMBX NA BBB-.12 Index	BBB-/P	13,304	319,000	82,430	8/17/61	300 bp — Monthly	(68,939)
	CMBX NA BBB-.15 Index	BBB-/P	17,094	64,000	15,277	11/18/64	300 bp — Monthly	1,855
	CMBX NA BBB-.15 Index	BBB-/P	21,727	208,000	49,650	11/18/64	300 bp — Monthly	(27,802)
	CMBX NA BBB-.15Index	BBB-/P	69,497	409,000	97,628	11/18/64	300 bp — Monthly	(27,893)
	CMBX NA BBB-.8 Index	BB-/P	5,490	36,000	6,512	10/17/57	300 bp — Monthly	(1,001)
	Credit Suisse International
	CMBX NA A.7 Index	BBB/P	11,938	261,977	19,151	1/17/47	200 bp — Monthly	(7,110)
	CMBX NA A.7 Index	BBB/P	102,321	2,537,616	185,500	1/17/47	200 bp — Monthly	(82,192)
	CMBX NA BB.7 Index	B-/P	97,913	732,000	289,433	1/17/47	500 bp — Monthly	(190,808)
	CMBX NA BBB-.7 Index	BB-/P	143,564	2,065,290	392,405	1/17/47	300 bp — Monthly	(247,636)
	Goldman Sachs International
	CMBX NA BB.13 Index	BB-/P	5,770	60,000	22,950	12/16/72	500 bp — Monthly	(17,122)
	CMBX NA BBB-.11 Index	BBB-/P	254	4,000	832	11/18/54	300 bp — Monthly	(576)
	CMBX NA BBB-.11 Index	BBB-/P	318	5,000	1,041	11/18/54	300 bp — Monthly	(720)
	CMBX NA BBB-.14 Index	BBB-/P	12,458	82,000	19,524	12/16/72	300 bp — Monthly	(7,018)
	CMBX NA BBB-.14 Index	BBB-/P	20,232	365,000	86,907	12/16/72	300 bp — Monthly	(66,461)
	CMBX NA BBB-.14 Index	BBB-/P	17,814	400,000	95,240	12/16/72	300 bp — Monthly	(77,191)
	CMBX NA BBB-.14 Index	BBB-/P	33,441	882,500	210,123	12/16/72	300 bp — Monthly	(176,168)
	CMBX NA BBB-.14 Index	BBB-/P	28,142	977,000	232,624	12/16/72	300 bp — Monthly	(203,912)
	CMBX NA BBB-.15 Index	BBB-/P	44,075	495,000	118,157	11/18/64	300 bp — Monthly	(73,793)
	CMBX NA BBB-.15 Index	BBB-/P	157,967	1,709,000	407,938	11/18/64	300 bp — Monthly	(248,975)
	CMBX NA BBB-.7 Index	BB-/P	7,806	105,815	20,105	1/17/47	300 bp — Monthly	(12,237)
	CMBX NA BBB-.7 Index	BB-/P	49,185	571,592	108,602	1/17/47	300 bp — Monthly	(59,084)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	307,512	1,380,733	197,583	5/11/63	200 bp — Monthly	110,466
	CMBX NA BB.8 Index	CCC+/P	684,367	1,921,134	821,861	10/17/57	500 bp — Monthly	(135,626)
	CMBX NA BBB-.13 Index	BBB-/P	1,439,696	10,892,000	2,732,803	12/16/72	300 bp — Monthly	(1,286,753)
	CMBX NA BBB-.7 Index	BB-/P	115,034	462,942	87,959	1/17/47	300 bp — Monthly	27,345
	CMBX NA BBB-.8 Index	BB-/P	177,457	1,138,000	205,864	10/17/57	300 bp — Monthly	(27,744)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	127,730	980,000	111,818	12/16/72	200 bp — Monthly	16,293
	CMBX NA A.13 Index	A-/P	130,453	980,000	111,818	12/16/72	200 bp — Monthly	19,016
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(5,632)	939,000	107,140	12/16/72	200 bp — Monthly	(112,407)
	CMBX NA A.6 Index	A/P	4,769	24,562	3,515	5/11/63	200 bp — Monthly	1,263
	CMBX NA A.6 Index	A/P	39,680	89,827	12,854	5/11/63	200 bp — Monthly	26,861
	CMBX NA A.6 Index	A/P	302,904	1,197,571	171,372	5/11/63	200 bp — Monthly	131,997
	CMBX NA BB.11 Index	BB-/P	21,160	250,000	92,800	11/18/54	500 bp — Monthly	(71,397)
	CMBX NA BB.13 Index	BB-/P	101,143	1,110,000	424,575	12/16/72	500 bp — Monthly	(322,353)
	CMBX NA BB.13 Index	BB-/P	143,825	1,524,000	582,930	12/16/72	500 bp — Monthly	(437,623)
	CMBX NA BB.14 Index	BB/P	7,953	65,000	25,409	12/16/72	500 bp — Monthly	(17,392)
	CMBX NA BB.8 Index	CCC+/P	191,058	536,333	229,443	10/17/57	500 bp — Monthly	(37,863)
	CMBX NA BBB-.13 Index	BBB-/P	46,856	715,000	179,394	12/16/72	300 bp — Monthly	(132,120)
	CMBX NA BBB-.13 Index	BBB-/P	59,870	812,000	203,731	12/16/72	300 bp — Monthly	(143,387)
	CMBX NA BBB-.13 Index	BBB-/P	115,928	1,559,000	391,153	12/16/72	300 bp — Monthly	(274,315)
	CMBX NA BBB-.13 Index	BBB-/P	116,678	1,714,000	430,043	12/16/72	300 bp — Monthly	(312,365)
	CMBX NA BBB-.14 Index	BBB-/P	1,316	8,000	1,905	12/16/72	300 bp — Monthly	(584)
	CMBX NA BBB-.14 Index	BBB-/P	2,188	39,000	9,286	12/16/72	300 bp — Monthly	(7,076)
	CMBX NA BBB-.14 Index	BBB-/P	14,444	87,000	20,715	12/16/72	300 bp — Monthly	(6,220)
	CMBX NA BBB-.14 Index	BBB-/P	15,958	422,000	100,478	12/16/72	300 bp — Monthly	(84,233)
	CMBX NA BBB-.14 Index	BBB-/P	16,823	471,000	112,145	12/16/72	300 bp — Monthly	(95,048)

Upfront premium received			9,444,489		Unrealized appreciation			1,230,786

Upfront premium (paid)			(5,632)		Unrealized (depreciation)			(8,745,021)

	Total		$9,438,857				Total	$(7,514,235)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$143,311	$10,476	1/17/47	(200 bp) — Monthly	$9,256
	CMBX NA BB.10 Index	(934,830)	3,666,000	1,548,885	11/17/59	(500 bp) — Monthly	610,491
	CMBX NA BB.10 Index	(273,409)	1,134,000	479,115	11/17/59	(500 bp) — Monthly	204,604
	CMBX NA BB.10 Index	(46,755)	448,000	189,280	11/17/59	(500 bp) — Monthly	142,090
	CMBX NA BB.10 Index	(40,460)	369,000	155,903	11/17/59	(500 bp) — Monthly	115,083
	CMBX NA BB.11 Index	(75,168)	1,041,000	386,419	11/18/54	(500 bp) — Monthly	310,239
	CMBX NA BB.11 Index	(24,952)	481,000	178,547	11/18/54	(500 bp) — Monthly	153,128
	CMBX NA BB.11 Index	(24,535)	481,000	178,547	11/18/54	(500 bp) — Monthly	153,545
	CMBX NA BB.8 Index	(310,911)	869,728	372,070	10/17/57	(500 bp) — Monthly	60,313
	CMBX NA BB.8 Index	(220,857)	619,440	264,996	10/17/57	(500 bp) — Monthly	43,537
	CMBX NA BB.8 Index	(63,199)	491,880	210,426	10/17/57	(500 bp) — Monthly	146,749
	CMBX NA BBB-.10 Index	(605,828)	3,841,000	998,660	11/17/59	(300 bp) — Monthly	390,591
	CMBX NA BBB-.10 Index	(402,513)	1,734,000	450,840	11/17/59	(300 bp) — Monthly	45,926
	CMBX NA BBB-.10 Index	(122,025)	961,000	249,860	11/17/59	(300 bp) — Monthly	127,274
	CMBX NA BBB-.10 Index	(85,530)	393,000	102,180	11/17/59	(300 bp) — Monthly	16,421
	CMBX NA BBB-.10 Index	(77,019)	313,000	81,380	11/17/59	(300 bp) — Monthly	4,178
	CMBX NA BBB-.12 Index	(47,141)	292,000	75,453	8/17/61	(300 bp) — Monthly	28,141
	CMBX NA BBB-.13 Index	(302,127)	3,987,000	1,000,338	12/16/72	(300 bp) — Monthly	695,886
	CMBX NA BBB-.13 Index	(197,220)	3,602,000	903,742	12/16/72	(300 bp) — Monthly	704,421
	CMBX NA BBB-.13 Index	(109,020)	2,162,000	542,446	12/16/72	(300 bp) — Monthly	432,165
	CMBX NA BBB-.13 Index	(110,039)	2,161,000	542,195	12/16/72	(300 bp) — Monthly	430,895
	CMBX NA BBB-.13 Index	(112,582)	1,925,000	482,983	12/16/72	(300 bp) — Monthly	369,278
	CMBX NA BBB-.14 Index	(507,497)	2,551,500	607,512	12/16/72	(300 bp) — Monthly	98,526
	CMBX NA BBB-.14 Index	(182,824)	951,000	226,433	12/16/72	(300 bp) — Monthly	43,054
	CMBX NA BBB-.14 Index	(17,586)	108,000	25,715	12/16/72	(300 bp) — Monthly	8,066
	CMBX NA BBB-.7 Index	(105,219)	454,439	86,343	1/17/47	(300 bp) — Monthly	(19,140)
	CMBX NA BBB-.8 Index	(118,050)	787,000	142,368	10/17/57	(300 bp) — Monthly	23,859
	CMBX NA BBB-.8 Index	(45,371)	327,000	59,154	10/17/57	(300 bp) — Monthly	13,592
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	392,503	11/17/59	(500 bp) — Monthly	267,649
	CMBX NA BB.10 Index	(110,117)	926,000	391,235	11/17/59	(500 bp) — Monthly	280,217
	CMBX NA BB.10 Index	(60,658)	488,000	206,180	11/17/59	(500 bp) — Monthly	145,048
	CMBX NA BB.7 Index	(173,028)	938,000	370,885	1/17/47	(500 bp) — Monthly	196,945
	CMBX NA BB.7 Index	(140,307)	853,000	337,276	1/17/47	(500 bp) — Monthly	196,140
	CMBX NA BB.7 Index	(11,314)	406,311	147,532	5/11/63	(500 bp) — Monthly	135,823
	Goldman Sachs International
	CMBX NA A.6 Index	(53,034)	193,338	27,667	5/11/63	(200 bp) — Monthly	(25,442)
	CMBX NA BB.10 Index	(281,681)	1,245,000	526,013	11/17/59	(500 bp) — Monthly	243,121
	CMBX NA BB.10 Index	(61,756)	205,000	86,613	11/17/59	(500 bp) — Monthly	24,657
	CMBX NA BB.6 Index	(227,615)	350,531	127,278	5/11/63	(500 bp) — Monthly	(100,678)
	CMBX NA BB.6 Index	(120,100)	176,216	63,984	5/11/63	(500 bp) — Monthly	(56,287)
	CMBX NA BB.7 Index	(203,659)	1,003,000	396,586	1/17/47	(500 bp) — Monthly	191,952
	CMBX NA BB.7 Index	(81,414)	538,000	212,725	1/17/47	(500 bp) — Monthly	130,788
	CMBX NA BB.9 Index	(30,702)	258,000	98,040	9/17/58	(500 bp) — Monthly	67,087
	CMBX NA BB.9 Index	(15,654)	150,000	57,000	9/17/58	(500 bp) — Monthly	41,201
	CMBX NA BBB-.13 Index	(128,898)	1,701,000	426,781	12/16/72	(300 bp) — Monthly	296,890
	CMBX NA BBB-.8 Index	(6,339)	49,000	8,864	10/17/57	(300 bp) — Monthly	2,496
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,656,282	194,174	1/17/47	(200 bp) — Monthly	131,794
	CMBX NA BB.11 Index	(490,603)	604,079	219,341	5/11/63	(500 bp) — Monthly	(271,850)
	CMBX NA BB.11 Index	(235,607)	432,000	160,358	11/18/54	(500 bp) — Monthly	(75,668)
	CMBX NA BBB-.11 Index	(32,051)	291,000	60,557	11/18/54	(300 bp) — Monthly	28,337
	CMBX NA BBB-.12 Index	(38,327)	319,000	82,430	8/17/61	(300 bp) — Monthly	43,917
	CMBX NA BBB-.6 Index	(538,787)	1,358,589	282,722	5/11/63	(300 bp) — Monthly	(256,857)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	378,138	11/17/59	(500 bp) — Monthly	326,342
	CMBX NA BBB-.7 Index	(69,410)	800,229	152,043	1/17/47	(300 bp) — Monthly	82,167
	CMBX NA BBB-.9 Index	(29,455)	159,000	34,185	9/17/58	(300 bp) — Monthly	4,638
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(363,978)	1,524,947	218,220	5/11/63	(200 bp) — Monthly	(146,351)
	CMBX NA A.6 Index	(333,353)	1,199,676	171,674	5/11/63	(200 bp) — Monthly	(162,145)
	CMBX NA A.6 Index	(326,768)	1,187,395	169,916	5/11/63	(200 bp) — Monthly	(157,313)
	CMBX NA BB.10 Index	(516,438)	2,199,000	929,078	11/17/59	(500 bp) — Monthly	410,501
	CMBX NA BB.10 Index	(348,098)	1,146,000	484,185	11/17/59	(500 bp) — Monthly	134,973
	CMBX NA BB.6 Index	(113,683)	167,976	60,992	5/11/63	(500 bp) — Monthly	(52,855)
	CMBX NA BB.9 Index	(8,575)	173,000	65,740	9/17/58	(500 bp) — Monthly	56,997
	CMBX NA BB.9 Index	(13,649)	148,000	56,240	9/17/58	(500 bp) — Monthly	42,447
	CMBX NA BB.9 Index	(6,858)	127,000	48,260	9/17/58	(500 bp) — Monthly	41,279
	CMBX NA BB.9 Index	(938)	24,000	9,120	9/17/58	(500 bp) — Monthly	8,158
	CMBX NA BBB-.10 Index	(662,986)	3,807,000	989,820	11/17/59	(300 bp) — Monthly	324,613
	CMBX NA BBB-.10 Index	(278,002)	2,192,000	569,920	11/17/59	(300 bp) — Monthly	290,639
	CMBX NA BBB-.10 Index	(96,213)	803,000	208,780	11/17/59	(300 bp) — Monthly	112,099
	CMBX NA BBB-.10 Index	(155,861)	659,000	171,340	11/17/59	(300 bp) — Monthly	15,094
	CMBX NA BBB-.10 Index	(75,985)	592,000	153,920	11/17/59	(300 bp) — Monthly	77,590
	CMBX NA BBB-.10 Index	(42,815)	347,000	90,220	11/17/59	(300 bp) — Monthly	47,203
	CMBX NA BBB-.11 Index	(88,948)	285,000	59,309	11/18/54	(300 bp) — Monthly	(29,806)
	CMBX NA BBB-.12 Index	(136,210)	1,046,000	270,286	8/17/61	(300 bp) — Monthly	134,613
	CMBX NA BBB-.7 Index	(148,658)	1,378,434	261,903	1/17/47	(300 bp) — Monthly	112,441
	CMBX NA BBB-.7 Index	(8,254)	122,821	23,336	1/17/47	(300 bp) — Monthly	15,011
	CMBX NA BBB-.8 Index	(1,715)	11,000	1,990	10/17/57	(300 bp) — Monthly	269

Upfront premium received		—			Unrealized appreciation		10,042,444

Upfront premium (paid)		(12,268,555)			Unrealized (depreciation)		(1,354,392)

	Total	$(12,268,555)				Total	$8,688,052
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,410,222,181.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$177,618,143	$138,874,987	$119,805,011	$6,524,190	$196,688,119

	Total Short-term investments	$177,618,143	$138,874,987	$119,805,011	$6,524,190	$196,688,119
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $13,569,983.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $8,856,523.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $3,869,427.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $6,742,261 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,449,215 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $8,856,523 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$24,189,211	$—
Collateralized loan obligations	—	88,523,282	—
Corporate bonds and notes	—	378,008,278	—
Foreign government and agency bonds and notes	—	11,039,282	—
Mortgage-backed securities	—	445,957,412	—
Municipal bonds and notes	—	2,576,275	—
Senior loans	—	18,493	—
U.S. government and agency mortgage obligations	—	918,540,379	—
Short-term investments	57,375,000	312,618,347	—

Totals by level	$57,375,000	$2,181,470,959	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$348	$—
Futures contracts	(8,861,794)	—	—
Forward premium swap option contracts	—	(6,562,841)	—
TBA sale commitments	—	(375,436,782)	—
Interest rate swap contracts	—	48,697,507	—
Total return swap contracts	—	(1,258,824)	—
Credit default contracts	—	4,003,515	—

Totals by level	$(8,861,794)	$(330,557,077)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,968,400,000
Written swap option contracts (contract amount)	$873,000,000
Futures contracts (number of contracts)	6,000
Forward currency contracts (contract amount)	$240,000
OTC interest rate swap contracts (notional)	$1,400,000,000
Centrally cleared interest rate swap contracts (notional)	$6,392,800,000
OTC total return swap contracts (notional)	$15,900,000
OTC credit default contracts (notional)	$165,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com